LEASES (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Leases
Rent expense	$ 477,268	$ 487,763	$ 562,894
Weighted average remaining lease terms	13 years 9 months 10 days